Application of New and Revised International Financial Reporting Standards ("IFRS")	12 Months Ended
Dec. 31, 2019
Application of New and Revised International Financial Reporting Standards ("IFRS") [Abstract]
APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS ("IFRS")
3.	APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS ("IFRS")

For the year ended December 31, 2019 the Company has consistently adopted all the new and revised standards, amendments and interpretations (collectively IFRSs) issued by the International Accounting Standards Board ("IASB") and the IFRS Interpretations Committee (formerly known as "International Financial Reporting Interpretations Committee" ("IFRIC")) of the IASB that are effective for financial year beginning on January 1, 2019 in the preparation of the consolidated financial statements throughout the year.

For the year ended December 31, 2019, the following new and revised standards, amendments or interpretations that have become effective during the reporting period.

IFRS 16 Lease

Amendment to IAS 19 Employee Benefits

Amendments to IFRS 3 Business Combinations and IFRS 11 Joint Operations

Amendment to IFRS 9 Financial Instruments

Amendment to IAS 12 Income Taxes

Amendment to IAS 23 Borrowing Costs

The adoption of the above new and revised standards had no significant financial effect on these financial statements.